Supplemental balance sheet information (intangibles) (Details) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Amortizable intangibles [Abstract]
Gross carrying amount	$ 582,107		$ 582,107		$ 549,424
Accumulated amortization	(437,497)		(437,497)		(413,412)
Net carrying amount	144,610		144,610		136,012
Intangibles [Abstract]
Total intangibles, gross carrying amount	601,207		601,207		568,524
Total intangibles, accumulated amortization	(437,497)		(437,497)		(413,412)
Total intangibles, net carrying amount	163,710		163,710		155,112
Total amortization of intangibles	12,198	14,193	40,297	38,935
Estimated future amortization expense [Abstract]
Remainder of 2011			10,105
2012			32,021
2013			21,669
2014			11,607
2015			8,009
Internal use software [Member]
Amortizable intangibles [Abstract]
Gross carrying amount	405,550		405,550		378,269
Accumulated amortization	(337,188)		(337,188)		(314,267)
Net carrying amount	68,362		68,362		64,002
Intangibles [Abstract]
Total intangibles, accumulated amortization	(337,188)		(337,188)		(314,267)
Customer lists/relationships [Member]
Amortizable intangibles [Abstract]
Gross carrying amount	68,327		68,327		72,292
Accumulated amortization	(39,947)		(39,947)		(43,660)
Net carrying amount	28,380		28,380		28,632
Intangibles [Abstract]
Total intangibles, accumulated amortization	(39,947)		(39,947)		(43,660)
Distributor contracts [Member]
Amortizable intangibles [Abstract]
Gross carrying amount	30,900		30,900		30,900
Accumulated amortization	(27,747)		(27,747)		(26,396)
Net carrying amount	3,153		3,153		4,504
Intangibles [Abstract]
Total intangibles, accumulated amortization	(27,747)		(27,747)		(26,396)
Trade names [Member]
Amortizable intangibles [Abstract]
Gross carrying amount	67,661		67,661		59,361
Accumulated amortization	(24,912)		(24,912)		(22,009)
Net carrying amount	42,749		42,749		37,352
Intangibles [Abstract]
Total intangibles, accumulated amortization	(24,912)		(24,912)		(22,009)
Trade name [Member]
Indefinite-lived [Abstract]
Gross carrying amount	19,100		19,100		19,100
Net carrying amount	19,100		19,100		19,100
Other [Member]
Amortizable intangibles [Abstract]
Gross carrying amount	9,669		9,669		8,602
Accumulated amortization	(7,703)		(7,703)		(7,080)
Net carrying amount	1,966		1,966		1,522
Intangibles [Abstract]
Total intangibles, accumulated amortization	$ (7,703)		$ (7,703)		$ (7,080)